Information related to the Company (Details) € in Thousands, $ in Millions							1 Months Ended			12 Months Ended
	Dec. 15, 2020 EUR (€)	Dec. 15, 2020 USD ($)	Jul. 28, 2020 EUR (€)	Jul. 27, 2020 EUR (€)	Jul. 10, 2020 EUR (€) quarterly_instalment	Jun. 22, 2020 EUR (€)	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Feb. 29, 2020 EUR (€)	Dec. 31, 2020 EUR (€) quarterly_instalment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	[1]	Jun. 05, 2020 EUR (€)
Disclosure Of Information Related To The Company [Line Items]
Capital increases		$ 113.3	€ 18,600	€ 18,800						€ 113,650	€ 29,517	€ 0
2018 Tax Year
Disclosure Of Information Related To The Company [Line Items]
Percentage of research tax credit received									100.00%
Research tax credit received									€ 3,300
2019 Tax Year
Disclosure Of Information Related To The Company [Line Items]
Research tax credit received							€ 2,400
Sanofi, Gene Therapy Portfolio
Disclosure Of Information Related To The Company [Line Items]
Collaboration agreement, term	1 year	1 year
Upfront payment received	€ 100
Non-Dilutive Financing Agreement, BPI France and HSBC France
Disclosure Of Information Related To The Company [Line Items]
Number of quarterly payments deferred | quarterly_instalment										2
Notional amount														€ 10,000
Percentage of State-Guaranteed loan														0.90
PGE Loan, HSBC France
Disclosure Of Information Related To The Company [Line Items]
Notional amount						€ 5,000		€ 5,000
Borrowing, initial period bearing no interest						12 months		12 months
Borrowing, maturity						5 years
Borrowing, guarantee fee						0.25%		0.25%		0.25%
Additional annual guarantee fee for first two years						0.50%
Additional annual guarantee fee for third, fourth and fifth years						1.00%
PGE Loan, BPI France
Disclosure Of Information Related To The Company [Line Items]
Notional amount					€ 5,000			€ 5,000		€ 350
Percentage of State-Guaranteed loan					0.90
Borrowing, initial period bearing no interest					12 months
Borrowing, maturity					6 years
Borrowing, guarantee fee					1.61%					0.25%
Borrowing, subsequent period bearing interest					5 years
Borrowings, interest rate					2.25%					1.36%
Number of quarterly instalments | quarterly_instalment					20

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)